Post-Employment Benefit Obligations - Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Total Post-Employment Obligations, Net	$ 1,423,481	$ 1,624,217
Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total Liabilities	1,323,388	1,489,472
Health Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total Liabilities	73,080	106,242
Other Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Total Liabilities	$ 27,013	$ 28,503